Other Receivables (Tables)	12 Months Ended
Jan. 31, 2024
Other Receivables
Schedule of other receivables

	January 31,	January 31,
	2024	2023
Net working capital adjustments receivable from acquisitions	—	384
Other receivables	12,193	11,274
	12,193	11,658